Debt securities (Details) - GBP (£) £ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Debt securities
Debt instruments held	£ 1,612	£ 4,463	£ 1,612
Continuing operations
Debt securities
Gross unrealised gains	5	0
Gross unrealised losses	0	0
Discontinued Operations
Debt securities
Gross unrealised gains	0	0
Gross unrealised losses			0
Debt securities
Debt securities
Debt instruments held	1,612	4,463	1,612
Central and local Government | UK
Debt securities
Debt instruments held	391		391
Central and local Government | USA
Debt securities
Debt instruments held		3,564
Central and local Government | Other Country
Debt securities
Debt instruments held	2	27	2
Banks
Debt securities
Debt instruments held	159	432	159
Other financial institutions
Debt securities
Debt instruments held	1,060	439	1,060
Corporate
Debt securities
Debt instruments held		1
ABS
Debt securities
Debt instruments held	1,218	93	1,218
Held-for-trading | Debt securities
Debt securities
Debt instruments held		4,102
Held-for-trading | Central and local Government | USA
Debt securities
Debt instruments held		3,564
Held-for-trading | Banks
Debt securities
Debt instruments held		98
Held-for-trading | Other financial institutions
Debt securities
Debt instruments held		439
Held-for-trading | Corporate
Debt securities
Debt instruments held		1
Held-for-trading | ABS
Debt securities
Debt instruments held		9
Available-for-sale
Debt securities
Debt instruments held	£ 553	£ 361	553
Related yield on available-for-sale debt securities	0.20%	0.10%
Available-for-sale | Within 1 year
Debt securities
Debt instruments held	£ 433	£ 299	433
Related yield on available-for-sale debt securities	0.10%
Available-for-sale | After 1 year but within 5 years
Debt securities
Debt instruments held	£ 120	£ 62	120
Related yield on available-for-sale debt securities	0.70%	0.60%
Available-for-sale | Debt securities
Debt securities
Debt instruments held	£ 553	£ 361	553
Available-for-sale | Central and local Government | UK
Debt securities
Debt instruments held	£ 391		391
Related yield on available-for-sale debt securities	0.10%
Available-for-sale | Central and local Government | UK | Within 1 year
Debt securities
Debt instruments held	£ 391		391
Related yield on available-for-sale debt securities	0.10%
Available-for-sale | Central and local Government | Other Country
Debt securities
Debt instruments held	£ 2	£ 27	2
Related yield on available-for-sale debt securities	2.90%	0.10%
Available-for-sale | Central and local Government | Other Country | Within 1 year
Debt securities
Debt instruments held	£ 2	£ 24	2
Related yield on available-for-sale debt securities	2.90%
Available-for-sale | Central and local Government | Other Country | After 1 year but within 5 years
Debt securities
Debt instruments held		£ 3
Related yield on available-for-sale debt securities		0.90%
Available-for-sale | Banks
Debt securities
Debt instruments held	£ 159	£ 334	159
Related yield on available-for-sale debt securities	0.60%	0.10%
Available-for-sale | Banks | Within 1 year
Debt securities
Debt instruments held	£ 40	£ 275	40
Related yield on available-for-sale debt securities	0.40%	0.10%
Available-for-sale | Banks | After 1 year but within 5 years
Debt securities
Debt instruments held	£ 119	£ 59	119
Related yield on available-for-sale debt securities	0.70%	0.60%
Available-for-sale | Other financial institutions
Debt securities
Debt instruments held	£ 1		1
Available-for-sale | Other financial institutions | After 1 year but within 5 years
Debt securities
Debt instruments held	1		1
Available-for-sale | ABS
Debt securities
Debt instruments held	159	£ 84	159
Loans and receivables | Debt securities
Debt securities
Debt instruments held	1,059		1,059
Loans and receivables | Other financial institutions
Debt securities
Debt instruments held	1,059		1,059
Loans and receivables | ABS
Debt securities
Debt instruments held	£ 1,059		£ 1,059